As filed with the Securities and Exchange Commission on January 14, 2004.
                                                       Registration Nos. 33-9069
                                                                        811-1442

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                  ------------
                                    FORM N-1A
                             REGISTRATION STATEMENT
                                      UNDER
                         THE SECURITIES ACT OF 1933                     |X|
                         PRE-EFFECTIVE AMENDMENT NO.                    [ ]
                       POST-EFFECTIVE AMENDMENT NO. 27                  |X|
                                     AND/OR
                             REGISTRATION STATEMENT
                                      UNDER
                     THE INVESTMENT COMPANY ACT OF 1940                 |X|
                              AMENDMENT NO. 28                          |X|
                        (CHECK APPROPRIATE BOX OR BOXES)

                                  ------------

                   PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                  ------------

               101 Munson Street, Greenfield, Massachusetts 01301
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
                     C/O PHOENIX EQUITY PLANNING CORPORATION

                                 (800) 243-1574
                         (REGISTRANT'S TELEPHONE NUMBER)

                                  ------------

                              John R. Flores, Esq.
                         Phoenix Life Insurance Company
                                One American Row
                        Hartford, Connecticut 06102-5056
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on pursuant to paragraph (b)
[X] 60 days after filing pursuant to paragraph (a)(1)
[ ] on pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post- effective amendment.

================================================================================

Parts A and B of Registrant's Post-Effective Amendment No. 26 under the Securities Act of 1933 ("1933 Act") and No. 33 under the Investment Company Act of 1940, filed on April 25, 2003, are incorporated by reference.

                   PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND

        Supplement dated March xx, 2004 to Prospectus dated May 1, 2003, as supplemented September 17, 2003

Effective as of the date of this Supplement, Phoenix-Oakhurst Strategic Allocation Fund offers Class C Shares. The following supplements certain information contained in the Prospectus for the Phoenix-Oakhurst Strategic Allocation Fund.

The following replaces the "Fund Expenses" table on page 5 of the current prospectus:

    This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.

                                                                      CLASS A          CLASS B         CLASS C
                                                                      SHARES           SHARES          SHARES
                                                                      -------          -------         -------
    SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

    Maximum Sales Charge (load) Imposed on Purchases (as a

    percentage of offering price)                                      5.75%            None            None

    Maximum Deferred Sales Charge (load) (as a percentage of
    the lesser of the value redeemed or the amount invested)           None             5%(a)           1%(b)

    Maximum Sales Charge (load) Imposed on Reinvested Dividends        None             None            None

    Redemption Fee                                                     None             None            None

    Exchange Fee                                                       None             None            None
                                                                ----------------------------------------------------

                                                                      CLASS A          CLASS B         CLASS C
                                                                      SHARES           SHARES          SHARES
                                                                      -------          -------         -------

    ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
    DEDUCTED FROM FUND ASSETS)

    Management Fees                                                   0.65%            0.65%            0.65%

    Distribution and Service (12b-1) Fees(c)                          0.25%            1.00%            1.00%

    Other Expenses                                                    0.34%            0.34%           0.34%(d)

    TOTAL ANNUAL FUND OPERATING EXPENSES                              1.24%            1.99%           1.99%(d)

    (a) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year.

    (b) The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

    (c) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").

    (d) Estimated. Class C Shares have been offered only since the date of this Supplement.

The following replaces the first Example table on page 6 of the current prospectus.

  -------------------------------------------------------------------------------------------------------------
     CLASS                   1 YEAR                3 YEARS               5 YEARS               10 YEARS
  -------------------------------------------------------------------------------------------------------------
     Class A                  $694                  $946                  $1,217                $1,989
  -------------------------------------------------------------------------------------------------------------
     Class B                  $602                  $824                  $1,073                $2,123
  -------------------------------------------------------------------------------------------------------------
     Class C                  $302                  $624                  $1,073                $2,317
  -------------------------------------------------------------------------------------------------------------

The following replaces the second Example table on page 6 of the current prospectus:

    -------------------------------------------------------------------------------------------------------------
       CLASS                   1 YEAR                3 YEARS               5 YEARS               10 YEARS
    -------------------------------------------------------------------------------------------------------------
       Class B                  $202                  $624                  $1,073                $2,123
    -------------------------------------------------------------------------------------------------------------
       Class C                  $202                  $624                  $1,073                $2,317
    -------------------------------------------------------------------------------------------------------------

The following paragraph is inserted after the second full paragraph on page 10:

    CLASS C SHARES. If you purchase Class C Shares, you will not pay a sales charge at the time of purchase. If you sell your Class C Shares within the first year after they are purchased, you will pay a sales charge of 1%. Class C Shares have the same distribution and service fees (1.00%) and pay comparable dividends as Class B Shares. Class C Shares do not convert to any other class of shares of the fund.

The following paragraph is inserted following the description of Class B Shares sales charges under the sub-heading "Deferred Sales Charge Alternative Class B Shares" on page 11:

    DEFERRED SALES CHARGE ALTERNATIVE -- CLASS C SHARES

    Class C Shares are purchased without an initial sales charge; however, shares sold within the first year after purchase are subject to deferred sales charge of 1.00%. The sales charge will be multiplied by the then current market value or the initial cost of the shares being redeemed, whichever is less. No sales charge will be imposed on increases in net asset value or on shares purchased through the reinvestment of income dividends or capital gain distributions. To minimize the sales charge, shares not subject to any charge will be redeemed first, followed by shares held the longest time. To calculate the number of shares owned and time period held, all Class C Shares are considered purchased on the trade date.

Under "How to Sell Shares" on page 13, the following sentence replaces the second sentence in the paragraph:

    In the case of a Class B Share or Class C Share redemption, you will be subject to the applicable deferred sales charge, if any, for such shares.

The following paragraphs replace the description of the "Account Reinstatement Privilege" on page 15:

    For 180 days after you sell your Class A Shares, Class B Shares, or Class C Shares, you may purchase Class A Shares of any fund at net asset value, with no sales charge, by reinvesting all or part of your proceeds, but not more. Send your written request to State Street Bank, P.O. Box 8301, Boston, MA 02266-8301. You can call us at (800) 243-1574 for more information.

    Please remember, a redemption and reinvestment are considered to be a sale and purchase for tax-reporting purposes. Class B and Class C shareholders who have had the contingent deferred sales charge waived because they are in the Systematic Withdrawal Program are not eligible for this reinstatement privilege.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE.

PXP  453ClassC (03/04)

                   PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND

                      Supplement dated March xx, 2004 to
              Statement of Additional Information dated May 1, 2003

The following supplements certain information contained in the Statement of Additional Information (SAI) for the Phoenix-Oakhurst Strategic Allocation Fund.

The following sentence replaces the last sentence in the second paragraph under "Alternative Purchase Arrangements" on page 15:

    Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated continuing distribution and services fees and contingent deferred sales charges on Class B Shares or Class C Shares would be less than the initial sales charge and accumulated distribution services fees on Class A Shares purchased at the same time.

The following paragraph is inserted after the last paragraph in the subsection "Class B Shares" on page 15:

    CLASS C SHARES

    Class C Shares are purchased without an initial sales charge but are subject to a deferred sales charge if redeemed within one year of purchase. The deferred sales charge may be waived in connection with certain qualifying redemptions. Shares issued in conjunction with the automatic reinvestment of income distributions and capital gain distributions are not subject to any sales charges. Class C Shares are subject to an ongoing distribution and services fee at an aggregate annual rate of up to 1.00% of the Fund's aggregate average daily net assets attributable to Class C Shares.

The subsection "Class B Shares--Waiver of Sales Charges" on page 17 is replaced in its entirety by the following:

    CLASS B SHARES AND CLASS C SHARES--WAIVER OF SALES CHARGES

    The CDSC is waived on the redemption (sale) of Class B Shares and Class C Shares if the redemption is made (a) within one year of death (i) of the sole shareholder on an individual account, (ii) of a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) of the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act
    (UTMA) or other custodial account; (b) within one year of disability, as defined in Code Section 72(m)(7); (c) as a mandatory distribution upon reaching age 70-1/2 under any retirement plan qualified under Code Sections 401, 408 or 403(b) or resulting from the tax-free return of an excess contribution to an IRA; (d) by 401(k) plans using an approved participant tracking system for participant hardships, death, disability or normal retirement, and loans which are subsequently repaid; (e) from the Merrill Lynch Daily K Plan ("Plan") invested in Class B Shares, in which such shares the Distributor has not paid the dealer the Class B sales commission; (f) based on the exercise of exchange privileges among Class B Shares and Class C Shares of this or any other Affiliated Phoenix Fund; (g) based on any direct rollover transfer of shares from an established Affiliated Phoenix Fund qualified plan into an Affiliated Phoenix Fund IRA by participants terminating from the qualified plan; and (h) based on the systematic withdrawal program. If, as described in condition (a) above, an account is transferred to an account registered in the name of a deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year of the death. If the Class B Shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC.

The last paragraph in the subsection "Systematic Withdrawal Program" on page 19 is replaced with the following:

    Through the Program, Class B and Class C shareholders may withdraw up to 1% of their aggregate net investments (purchases, at initial value, to date net of non-Program redemptions) each month or up to 3% of their aggregate net investments each quarter without incurring otherwise applicable contingent deferred sales charges. Class B and Class C shareholders redeeming more shares than the percentage permitted by the withdrawal program will be subject to any applicable contingent deferred sales charge on all shares redeemed. Accordingly, the purchase of Class B Shares or Class C Shares will generally not be suitable for an investor who anticipates withdrawing sums in excess of the above limits shortly after purchase.

The third paragraph under "How to Redeem Shares" on page 19 is replaced with the following:

    Redemptions by Class B and Class C shareholders will be subject to the applicable deferred sales charge, if any.

Under "Dealer Concessions" at the top of page 22, the first paragraph following the chart is replaced with the following:

    In addition to the dealer discount on purchases of Class A Shares, the Distributor intends to pay investment dealers a sales commission of 4% of the sale price of Class B Shares and a sales commission of 1% of the sale price of Class C Shares sold by such dealers. This sales commission will not be paid to dealers for sales of Class B Shares or Class C Shares purchased by 401(k) participants of the Merrill Lynch Daily K Plan due to a waiver of the CDSC for these Plan participant's purchases. Your broker, dealer or investment adviser may also charge you additional commissions or fees for their services in selling shares to you provided they notify the Distributor of their intention to do so.

Under "Distribution Plans" on page 23, the first paragraph is replaced with the following:

    The Trust has adopted a distribution plan for each class of shares (i.e., a plan for the Class A Shares, a plan for the Class B Shares, and a plan for the Class C Shares, collectively, the "Plans") in accordance with Rule 12b-1 under the Act, to compensate the Distributor for the services it provides and for the expenses it bears under the Underwriting Agreement. Each class of shares pays a service fee at a rate of 0.25% per annum of the average daily net assets of such class of the Fund and a distribution fee based on average daily net assets at the rates: of 0.75% per annum for Class B Shares and 0.75% per annum for Class C Shares.

                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP  458ClassC (03/04)

                   PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND
                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

       a. Agreement and Declaration of Trust of the Registrant, dated August 17, 2000, filed via EDGAR with Post-Effective Amendment No. 22 on September 29, 2000 and incorporated herein by reference.

       b. Bylaws of the Registrant, filed via EDGAR with Post-Effective Amendment No. 22 on September 29, 2000 and incorporated herein by reference.

       c. Reference is made to Registrant's Agreement and Declaration of Trust. See Exhibit a.

      d.1 Amended and Restated Investment Advisory Agreement dated November 30, 2002, between Registrant and Phoenix Investment Counsel, Inc. filed via EDGAR with Post-Effective Amendment No. 26 on April 25, 2003 and incorporated herein by reference.

      e.1 Underwriting Agreement between Registrant and Phoenix Equity Planning Corporation dated November 19, 1997 filed via EDGAR as Exhibit 6.1 with Post-Effective Amendment No. 16 on April 21, 1998 and incorporated herein by reference.

      e.2* Form of Sales Agreement between Phoenix Equity Planning Corporation and dealers filed via EDGAR herewith.

      e.3 Form of Financial Institution Sales Contract for the Phoenix Family of Funds filed via EDGAR as Exhibit 6.4 with Post-Effective Amendment No. 16 on April 21, 1998 and incorporated herein by reference.

      f.          Not applicable.

      g.1 Custodian Contract between Registrant and State Street Bank and Trust Company dated May 1, 1997 filed via EDGAR as Exhibit
                  8.1 with Post-Effective Amendment No. 16 on April 21, 1998 and incorporated herein by reference.

     g.2* Amendment dated February 10, 2000 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street Bank and Trust Company, filed herewith.

     g.3* Amendment dated July 2, 2001 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street Bank and Trust Company, filed herewith.

     g.4* Amendment dated May 10, 2002 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street Bank and Trust Company, filed herewith.

      h.1 Amended and Restated Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation dated November 19, 1997 filed via EDGAR as Exhibit 9.1 with Post-Effective Amendment No. 16 on April 21, 1998 and incorporated herein by reference.

      h.2 Form of Transfer Agency and Service Agreement between Registrant and Phoenix Equity Planning Corporation filed as
                  Exhibit 9.2b to Post-Effective Amendment No. 12 on June 30, 1994 and filed via EDGAR as Exhibit 9.2 with Post-Effective Amendment No. 15 on April 24, 1997 and incorporated herein by reference.

      h.3 Sub-Transfer Agency Agreement between Phoenix Equity Planning Corporation and State Street Bank and Trust Company effective June 1, 1994 filed via EDGAR as Exhibit 9.2c to Post-Effective Amendment No. 15 on April 24, 1997 and incorporated herein by reference.

      h.4 First Amendment to the Amended and Restated Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation effective as of February 27, 1998 filed via EDGAR as Exhibit 9.4 with Post-Effective Amendment No. 16 and incorporated herein by reference.

      h.5 Second Amendment to the Amended and Restated Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation effective as of June 1, 1998 filed via EDGAR with Post-Effective Amendment No. 17 on February 26, 1999 and incorporated herein by reference.

      h.6 Form of Third Amendment to the Amended and Restated Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation effective as of January 1, 2003 filed via EDGAR with Post-Effective Amendment No. 26 on April 25, 2003 and incorporated herein by reference.

     i. Opinion as to legality of shares filed via EDGAR with Post-Effective Amendment No. 22 on September 29, 2000 and incorporated herein by reference.

     j. Consent of Independent Accountants filed via EDGAR with Post-Effective Amendment No. 26 on April 25, 2003 and incorporated herein by reference.

     k.           Not applicable.

     l. Not applicable under rules relating to the filing of exhibits in effect at date of original filing in 1966.

      m.1 Amended and Restated Distribution Plan for Class A shares filed via EDGAR as Exhibit 15.1 with Post-Effective Amendment No. 16 on April 21, 1998 and incorporated herein by reference.

      m.2 Amended and Restated Distribution Plan for Class B shares filed via EDGAR with Post-Effective Amendment No. 22 on September 29, 2000 and incorporated herein by reference.

      m.3* First Amendment to Class A Shares Amended and Restated Distribution Plan, filed herewith.

      m.4*        Class C Shares Distribution Plan, filed herewith.

     n.27         Financial Data Schedule.

      o.1* Fourth Amended and Restated Rule 18f-3 Multi-Class Distribution Plan, effective January 1, 2003, filed via EDGAR herewith.

      o.2* First Amendment to Fourth Amended and Restated Rule 18f-3 Multi-Class Distribution Plan, adopted August 20, 2003, filed herewith.

      p.* Amended and Restated Codes of Ethics of the Fund, the Adviser and the Distributor effective November 19, 2003 filed via EDGAR herewith.

       q. Powers of Attorney for all Trustees filed via EDGAR with Post-Effective Amendment No. 26 on April 25, 2003 and incorporated herein by reference.

----------
*filed herewith

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

     None.

ITEM 25.  INDEMNIFICATION

     The Agreement and Declaration of Trust dated August 17, 2000 and the By-Laws of the Registrant provide that no trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties. The Management Agreement, Underwriting Agreement, Custody Agreement and Transfer Agency Agreement each provides that the Trust will indemnify the other party (or parties, as the case may be) to the agreement for certain losses.

     Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be available to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     See "Management of the Fund" in the Prospectus and "Services of the Adviser" in the Statement of Additional Information for information regarding the business of the Adviser. For information as to the business, profession, vocation or employment of a substantial nature of directors and officers of the Adviser, reference is made to the Adviser's current Form ADV (SEC file No. 801-5995) filed under the Investment Advisers Act of 1940, incorporated herein by reference.

ITEM 27.  PRINCIPAL UNDERWRITERS

     (a) Equity Planning also serves as the principal underwriter for the following other registrants:

Phoenix-Aberdeen Worldwide Opportunities Fund, Phoenix Duff & Phelps Institutional Mutual Funds, Phoenix-Engemann Funds, Phoenix Equity Series Fund, Phoenix-Goodwin California Tax Exempt Bond Fund, Phoenix Investment Trust 97, Phoenix-Kayne Funds, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix-Oakhurst Income & Growth Fund, Phoenix Partner Select Funds, Phoenix Portfolios, Phoenix-Seneca Funds, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, Phoenix Trust, Phoenix Life Variable Universal Life Account, Phoenix Life Variable Accumulation Account, PHL Variable Accumulation Account, Phoenix Life and Annuity Variable Universal Life Account and PHL Variable Separate Account MVA1.

     (b) Directors and executive officers of Phoenix Equity Planning Corporation are as follows:

    NAME AND PRINCIPAL               POSITIONS AND OFFICES            POSITIONS AND OFFICES
     BUSINESS ADDRESS                  WITH DISTRIBUTOR                  WITH REGISTRANT
     ----------------                -------------------             -----------------------
William R. Moyer                    Director, Executive Vice           Executive
56 Prospect Street                  President, Chief                   Vice President
P.O. Box 150480                     Financial Officer and
Hartford, CT 06115-0480             Treasurer

John F. Sharry                      President,                         Executive
56 Prospect Street                  Private Client Group               Vice President
P.O. Box 150480
Hartford, CT 06115-0480

    NAME AND PRINCIPAL               POSITIONS AND OFFICES            POSITIONS AND OFFICES
     BUSINESS ADDRESS                  WITH DISTRIBUTOR                  WITH REGISTRANT
     ----------------                -------------------             -----------------------
Jacqueline M. Porter                Assistant Vice President,          Assistant Treasurer
56 Prospect St.                     Mutual Fund Tax
P.O. Box 150480
Hartford, CT 06115-0480

     (c) To the best of the Registrant's knowledge, no commissions or other compensation was received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

     Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder include Registrant's Secretary; Registrant's investment adviser, Phoenix Investment Counsel, Inc.; Registrant's financial agent and principal underwriter, Phoenix Equity Planning Corporation; Registrant's dividend disbursing agent, State Street Bank and Trust Company; and Registrant's custodian, State Street Bank and Trust Company. The address of the Secretary is 101 Munson Street, P.O. Box 810, Greenfield, MA 01302-0810; the address of the investment adviser is 56 Prospect Street, Hartford, Connecticut 06115-0480; the address of the transfer agent, financial agent and principal underwriter is 56 Prospect Street, Hartford, Connecticut 06115-0480; the address of the dividend disbursing agent is State Street Bank and Trust Company, P.O. Box 8301, Boston, Massachusetts 02266-8301 Attention: Phoenix Funds; and the address of the custodian is State Street Bank and Trust Company, P.0. Box 351, Boston, Massachusetts 02101.

ITEM 29.  MANAGEMENT SERVICES

     Not applicable.

ITEM 30.  UNDERTAKINGS

     Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and the State of Connecticut on the 14th day of January, 2004.

                                      PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND


ATTEST:      /S/ MATTHEW A. SWENDIMAN           BY:   /S/ PHILIP R. MCLOUGHLIN
                 ----------------------               ----------------------
                 MATTHEW A. SWENDIMAN                 PHILIP R. MCLOUGHLIN,
                 ASSISTANT SECRETARY                  PRESIDENT

     Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities indicated, on this 14th day of January, 2004.

                  SIGNATURE                                 TITLE
                  ---------                                 -----

--------------------------------------------------         Trustee
E. Virgil Conway*

/s/ Nancy G. Curtiss
--------------------------------------------------         Treasurer (principal
Nancy G. Curtiss                                           financial and
                                                           accounting officer)

--------------------------------------------------         Trustee
Harry Dalzell-Payne*

--------------------------------------------------         Trustee
Francis E. Jeffries*

--------------------------------------------------         Trustee
Leroy Keith, Jr.*

/s/ Philip R. McLoughlin                                   President and Trustee
--------------------------------------------------         (principal executive
Philip R. McLoughlin                                       officer)

--------------------------------------------------         Trustee
Geraldine M. McNamara*

--------------------------------------------------         Trustee
Everett L. Morris*

--------------------------------------------------         Trustee
James M. Oates*

--------------------------------------------------         Trustee
Marilyn E. LaMarche*

--------------------------------------------------         Trustee
Richard E. Segerson*

--------------------------------------------------         Trustee
Lowell P. Weicker, Jr.*

*By /s/ Philip R. McLoughlin
        ------------------------------------------------------
        *Philip R. McLoughlin, pursuant to powers of attorney.

                                       S-1